091-17736fn

For Internal Use Only		Submit 1 Original		OMB Approval No.:
Sec File No. 91 -	RECEIVED	and 9 Copies		Expires:

Estimated average burden hours per response: 2.00

2014 OCT 10 PM 2:27

SEC / MR

SEC Mail Processing Section

OCT 10 2014

Washington DC 404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

14011391

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Morningstar Diversified Alternatives Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

ALTS

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE Arca, BATS

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Sudhir Bhattacharyya

Title:

Vice President

Telephone Number:

(212) 656-2920

Manual Signature of Official Responsible for Form:

October 9, 2014

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 10 2014

Sudhir Bhattacharyya
Vice President

NYSE

NYSE Arca, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.2920
Sudhir.Bhattacharyya@nyse.com

RECEIVED
2014 OCT 10 PM 2:27
SEC / MR

SEC
Mail Processing
Section
OCT 10 2014
Washington DC
404

Via Overnight Mail

October 9, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **19b-4(e) – ProShares Morningstar Alternatives Solution ETF**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

ProShares Morningstar Alternatives Solution ETF (ALTS)

If you have any questions, please do not hesitate to call me at (212) 656-2920.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 10 2014